Shareholders' equity - Shares repurchased (Details) - MXN ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares repurchased
Issuance of shares, net (in shares)		0		1,614,596
Issuance of shares			$ (184,370)	$ (184,370)
Shares repurchased (in shares)		0	324,507
Purchase of treasury shares			$ (34,234)
Market price per share		$ 93.65	$ 101.67	$ 89.38
Treasury shares held		$ 34,234
Treasury shares held (in shares)		324,507
Treasury Series B Class I
Shares repurchased
Treasury shares held		$ 250		$ 4,802
Treasury shares held (in shares)		324,507		6,229,027
Treasury shares cancelled (in shares)	6,229,027